Taxes (Details) - Schedule of taxes payable - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Schedule of taxes payable [Abstract]
Income tax payable	$ 669,780	$ 767,297
Value added tax payable	326,468	433,838
Other taxes payable	105,212	130,614
Total taxes payable	$ 1,101,460	$ 1,331,749